Shareholder Report	12 Months Ended
Mar. 31, 2026 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	THE FORESTER FUNDS, INC.
Entity Central Index Key	0001088323
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS I
Trading Symbol	FVILX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class I - FVILX (the “Fund”) for the period April 1, 2025 to March 31, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365.
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class I	$107	0.99%

*Annualized

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class I returned 16.96% for the year ended March 31, 2026, versus 17.80% for the S&P 500 Index. Our stock selection was good, overcoming a strong year for tech stocks led by interest in AI. Our Energy stocks also did well as oil prices rose due to lower oil shipments because of the Iran conflict.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the April and March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS FOR PERIODS ENDING MARCH 31, 2026

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class I	16.96%	4.64%	1.96%	$12,145
S&P 500 Index	17.80%	12.06%	14.15%	$37,586

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class I, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Net Assets	$ 3,610,940
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 36,509
Investment Company, Portfolio Turnover	32.04%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,610,940	40	32.04%	$36,509

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 04/16/2026	19.36%
2.	U.S. Government Treasury Bill, 0.00%, 06/25/2026	8.24%
3.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	6.63%
4.	Verizon Communications, Inc.	3.10%
5.	Exxon Mobil Corp.	2.58%
6.	Johnson & Johnson	2.44%
7.	Altria Group, Inc.	2.25%
8.	Alamos Gold, Inc.	2.21%
9.	The Kroger Co.	2.20%
10.	The Travelers Cos., Inc.	2.18%
	Total % of Net Assets	51.19%

Material Fund Change [Text Block]	How has the fund changed The Fund has changed custodian from Huntington National Bank to Argent Institutional Trust.
Updated Prospectus Phone Number	1-800-388-0365.
Updated Prospectus Email Address	https://forestervalue.com/index.html
Class N
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS N
Trading Symbol	FVALX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class N - FVALX (the “Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365.
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class N	$135	1.25%

*Annualized

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.25%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class N returned 16.70% for the year ended March 31, 2026, versus 17.80% for the S&P 500 Index. Our stock selection was good, overcoming a strong year for tech stocks led by interest in AI. Our Energy stocks also did well as oil prices rose due to lower oil shipments because of the Iran conflict.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the April and March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2026

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class N	16.70%	4.47%	1.74%	$11,886
S&P 500 Index	17.80%	12.06%	14.15%	$37,586

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class N, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Net Assets	$ 3,610,940
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 36,509
Investment Company, Portfolio Turnover	32.04%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,610,940	40	32.04%	$36,509

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 04/16/2026	19.36%
2.	U.S. Government Treasury Bill, 0.00%, 06/25/2026	8.24%
3.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	6.63%
4.	Verizon Communications, Inc.	3.10%
5.	Exxon Mobil Corp.	2.58%
6.	Johnson & Johnson	2.44%
7.	Altria Group, Inc.	2.25%
8.	Alamos Gold, Inc.	2.21%
9.	The Kroger Co.	2.20%
10.	The Travelers Cos., Inc.	2.18%
	Total % of Net Assets	51.19%

Material Fund Change [Text Block]	How has the fund changed The Fund has changed custodian from Huntington National Bank to Argent Institutional Trust.
Updated Prospectus Phone Number	1-800-388-0365
Updated Prospectus Email Address	https://forestervalue.com/index.html
Class R
Shareholder Report [Line Items]
Fund Name	FORESTER VALUE FUND
Class Name	CLASS R
Trading Symbol	FVRLX
Annual or Semi-Annual Statement [Text Block]	ADDITIONAL INFORMATION This annual shareholder report contains important information about the Forester Value Fund – Class R - FVRLX (the “Fund”) for the period April 1, 2025 to March 31, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://forestervalue.com/index.html. You can also request this information by contacting us at 1-800-388-0365.
Additional Information Phone Number	1-800-388-0365.
Additional Information Email	https://forestervalue.com/index.html.
Expenses [Text Block]

expense Information

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*

Forester Value Fund – Class R	$162	1.50%

*Annualized

Expenses Paid, Amount	$ 162
Expense Ratio, Percent	1.50%
Factors Affecting Performance [Text Block]

managment’s discussion of fund performance

The Forester Value Fund Class R returned 16.59% for the year ended March 31, 2026, versus 17.80% for the S&P 500 Index. Our stock selection was good, overcoming a strong year for tech stocks led by interest in AI. Our Energy stocks also did well as oil prices rose due to lower oil shipments because of the Iran conflict.

Strategy

The adviser's hedging strategy contributed to smoother returns by adjusting portfolio allocations during the year. The Fund held up better than the index during the April and March market drops. While lowering volatility, the premium cost of the hedges over the return of the hedges was a headwind to performance.

Techniques

The adviser's security selection approach of finding low price/earnings ratio stocks also led to lower volatility and market returns resulting in stronger risk adjusted returns.

Performance Past Does Not Indicate Future [Text]	Past performance is not a good predictor of future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]

Performance graph

AVERAGE ANNUAL RETURNS

FOR PERIODS ENDING MARCH 31, 2026

	1 Year	5 Years	10 Years	Ending Value
Forester Value Fund – Class R	16.59%	4.21%	1.50%	$11,610
S&P 500 Index	17.80%	12.06%	14.15%	$37,586

Comparison of the Change in Value of a $10,000 Investment in the Forester Value Fund's Class R, and the S&P 500 Index.

Past performance is not a good predictor of future performance. The returns shown do not reflect taxes that a shareholder would pay on Fund distributions or on the redemption of Fund shares. Updated performance data current to the most recent month-end can be obtained by calling 1-800-388-0365.

Net Assets	$ 3,610,940
Holdings Count | Holdings	40
Advisory Fees Paid, Amount	$ 36,509
Investment Company, Portfolio Turnover	32.04%
Additional Fund Statistics [Text Block]	Fund statistics
	PORTFOLIO	PORTFOLIO	ADVISORY FEES
NET ASSETS:	HOLDINGS:	TURNOVER:	PAID BY FUND:
$3,610,940	40	32.04%	$36,509

Holdings [Text Block]	SECTOR WEIGHTINGS The following chart gives a visual breakdown of the Fund by the sectors the underlying securities represent as a percentage of the portfolio of investments.
Largest Holdings [Text Block]

top ten holdings (% OF Net ASsets)

1.	U.S. Government Treasury Bill, 0.00%, 04/16/2026	19.36%
2.	U.S. Government Treasury Bill, 0.00%, 06/25/2026	8.24%
3.	Morgan Stanley Institutional Liquidity Fund Treasury Portfolio, Institutional Class	6.63%
4.	Verizon Communications, Inc.	3.10%
5.	Exxon Mobil Corp.	2.58%
6.	Johnson & Johnson	2.44%
7.	Altria Group, Inc.	2.25%
8.	Alamos Gold, Inc.	2.21%
9.	The Kroger Co.	2.20%
10.	The Travelers Cos., Inc.	2.18%
	Total % of Net Assets	51.19%

Material Fund Change [Text Block]	How has the fund changed The Fund has changed custodian from Huntington National Bank to Argent Institutional Trust.
Updated Prospectus Phone Number	1-800-388-0365.
Updated Prospectus Email Address	https://forestervalue.com/index.html